MANAGEMENT'S PLANS TO CONTINUE AS A GOING CONCERN (Details Textual) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2014	Dec. 31, 2013	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011	Nov. 20, 2003
Management Plan [Line Items]
Deficit accumulated during the development stage	$ 35,930	$ 32,385		$ 27,083
Cash and Cash Equivalents, at Carrying Value	$ 4,791	$ 3,587	$ 1,500	$ 2,345	$ 5,530	$ 0
Percentage of Cash and Cash Equivalents in Total Assets	94.00%	92.00%